As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
September, 2007 (Unaudited)
	Shares/Principal
	Amount	Value
COMMON STOCKS - 92.8%
Automobiles - 1.5%
Harley-Davidson, Inc.	535,800	$24,759,318

Business Services - 1.0%
Hewitt Associates, Inc. - Class A (a)	506,800	17,763,340

Capital Markets - 6.4%
The Charles Schwab Corporation	1,031,800	22,286,880
The Goldman Sachs Group, Inc.	39,900	8,647,926
Merrill Lynch & Co., Inc.	386,300	27,535,464
Morgan Stanley	420,800	26,510,400
Waddell & Reed Financial, Inc. - Class A	863,500	23,340,405
		108,321,075
Casinos & Gaming - 2.6%
Boyd Gaming Corporation	743,900	31,876,115
Scientific Games Corporation - Class A (a)	333,220	12,529,072
		44,405,187
Commercial Banks - 1.0%
Bank of America Corporation	326,700	16,423,209

Commercial Services & Supplies - 1.8%
Avery Dennison Corporation	200,600	11,438,212
Pitney Bowes Inc.	423,800	19,248,996
		30,687,208
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	758,800	25,123,868
Motorola, Inc.	769,000	14,249,570
		39,373,438
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	85,500	13,127,670
Dell Inc. (a)	960,100	26,498,760
Hewlett-Packard Company	428,500	21,335,015
Intermec Inc. (a)	469,400	12,260,728
International Business Machines Corporation	230,800	27,188,240
		100,410,413
Construction & Engineering - 1.8%
Quanta Services, Inc. (a)	1,145,300	30,293,185

Consumer Finance - 4.1%
American Express Company	732,200	43,470,714
Capital One Financial Corporation	386,400	25,668,552
		69,139,266
Diversified Financial Services - 1.4%
Citigroup Inc.	517,500	24,151,725

Electronic Equipment & Instruments - 1.2%
Tyco Electronics Ltd. (c)	570,225	20,203,072

Energy Equipment & Services - 3.9%
Halliburton Company	860,100	33,027,840
Helix Energy Solutions Group Inc. (a)	790,600	33,568,876
Newpark Resources, Inc. (a)	86,800	465,248
		67,061,964
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.	377,800	16,490,970

Health Care Equipment & Supplies - 4.6%
Baxter International Inc.	264,800	14,902,944
Boston Scientific Corporation (a)	2,300,800	32,096,160
Covidien Limited (c)	737,325	30,598,987
		77,598,091
Health Care Products - 1.4%
Johnson & Johnson	362,600	23,822,820

Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	318,100	20,097,558
Quest Diagnostics Incorporated	284,300	16,424,011
		36,521,569
Household Durables - 0.4%
Blount International, Inc. (a)	588,200	6,681,952

Industrial Conglomerates - 2.7%
3M Co.	140,100	13,110,558
Teleflex Incorporated	98,300	7,659,536
Tyco International Ltd. (c)	570,225	25,283,776
		46,053,870
Insurance - 7.4%
American International Group, Inc.	631,800	42,741,270
Genworth Financial, Inc. - Class A	1,044,200	32,088,266
W. R. Berkley Corporation	1,025,800	30,394,454
XL Capital Ltd. - Class A (c)	269,400	21,336,480
		126,560,470
Internet Software & Services - 1.5%
Digital River, Inc. (a)	554,300	24,804,925

Machinery - 2.8%
Illinois Tool Works Inc.	289,800	17,283,672
Pentair, Inc.	230,700	7,654,626
Watts Water Technologies, Inc. - Class A	763,800	23,448,660
		48,386,958
Media - 2.5%
Live Nation, Inc. (a)	973,000	20,676,250
The Walt Disney Company	639,200	21,982,088
		42,658,338
Multiline Retail - 1.9%
Macy's, Inc.	1,011,800	32,701,376

Office Electronics - 0.8%
Xerox Corporation (a)	730,700	12,670,338

Oil & Gas - 2.9%
ConocoPhillips	154,400	13,551,688
Valero Energy Corporation	126,300	8,484,834
The Williams Companies, Inc.	816,100	27,796,366
		49,832,888
Paper & Forest Products - 1.4%
Neenah Paper, Inc.	731,600	24,208,644

Restaurants - 6.2%
Burger King Holdings Inc.	1,154,400	29,425,656
The Cheesecake Factory Incorporated (a)	982,900	23,068,663
Denny's Corp. (a) (b)	7,772,100	31,088,400
McDonald's Corporation	407,650	22,204,696
		105,787,415
Semiconductor & Semiconductor Equipment - 1.7%
Atmel Corporation (a)	3,098,200	15,986,712
Intel Corporation	487,300	12,601,578
		28,588,290
Software - 1.3%
Microsoft Corporation	748,900	22,062,594

Specialty Retail - 10.9%
American Eagle Outfitters, Inc.	689,800	18,148,638
Foot Locker, Inc.	1,657,900	25,415,607
The Gap, Inc.	1,369,900	25,260,956
The Home Depot, Inc.	736,600	23,895,304
Lowe's Companies, Inc.	702,600	19,686,852
Office Depot, Inc. (a)	2,043,000	42,126,660
RadioShack Corporation	829,500	17,137,470
The TJX Companies, Inc.	485,800	14,122,206
		185,793,693
Textiles, Apparel & Luxury Goods - 4.3%
Carter's, Inc. (a)	1,513,600	30,196,320
Jones Apparel Group, Inc.	1,121,900	23,705,747
Quiksilver, Inc. (a)	1,371,200	19,608,160
		73,510,227
TOTAL COMMON STOCKS (Cost $1,400,549,149)		1,577,727,828

SHORT-TERM INVESTMENTS - 8.6%
Mutual Fund - 0.2%
First American Prime Obligations Fund - Class I	2,820,340	2,820,340

U.S. Government Agency Obligations - 8.4%
Federal Home Loan Bank:
0.00%, 10/01/2007	$22,450,000	22,450,000
1.49%, 10/02/2007	24,925,000	24,921,905
2.08%, 10/03/2007	27,658,000	27,651,623
2.52%, 10/04/2007	30,000,000	29,989,500
3.88%, 10/16/2007	17,285,000	17,253,311
3.96%, 10/19/2007	21,590,000	21,542,502
		143,808,841
TOTAL SHORT-TERM INVESTMENTS (Cost $146,629,181)		146,629,181

Total Investments (Cost $1,547,178,330) - 101.4%		1,724,357,009
Liabilities in Excess of Other Assets - (1.4)%		(23,020,634)
TOTAL NET ASSETS - 100.0%		$1,701,336,375

(a) Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$1,547,178,330
Gross unrealized appreciation	241,729,151
Gross unrealized depreciation	(64,550,472)
Net unrealized appreciation	$177,178,679

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
September, 2007 (Unaudited)
	Shares	Value
COMMON STOCKS - 91.1%
Biotechnology - 0.5%
Invitrogen Corporation (a)	1,100	$89,903

Business Services - 6.7%
Barrett Business Services, Inc.	17,500	417,025
Hewitt Associates, Inc. - Class A (a)	22,500	788,625
		1,205,650
Capital Markets - 1.7%
Waddell & Reed Financial, Inc. - Class A	11,700	316,251

Casinos & Gaming - 3.8%
Boyd Gaming Corporation	13,000	557,050
Scientific Games Corporation - Class A (a)	3,300	124,080
		681,130
Communications Equipment - 0.8%
CommScope, Inc. (a)	2,800	140,672

Computers & Peripherals - 0.6%
Intermec Inc. (a)	4,200	109,704

Construction & Engineering - 1.7%
Quanta Services, Inc. (a)	11,700	309,465

Electronic Equipment & Instruments - 1.6%
Keithley Instruments, Inc.	27,100	287,260

Energy Equipment & Services - 2.2%
Newpark Resources, Inc. (a)	73,000	391,280

Food & Staples Retailing - 2.4%
Nash Finch Company	10,900	434,147

Food Products - 1.6%
Del Monte Foods Company	27,000	283,500

Health Care Equipment & Supplies - 4.7%
Nighthawk Radiology Holdings, Inc. (a)	16,700	409,317
Span-America Medical Systems, Inc.	23,100	434,280
		843,597
Household Durables - 3.0%
Blount International, Inc. (a)	21,000	238,560
The Dixie Group, Inc. (a)	32,000	304,000
		542,560
Industrial Conglomerates - 1.2%
Teleflex Incorporated	2,900	225,968

Internet & Catalog Retail - 1.7%
Stamps.com Inc. (a)	26,000	311,220

Leisure Equipment & Products - 0.5%
Hasbro, Inc.	3,400	94,792

Machinery - 7.1%
Columbus McKinnon Corporation (a)	23,800	592,382
Flanders Corporation (a)	150,400	687,328
		1,279,710
Media - 2.3%
Live Nation, Inc. (a)	19,500	414,375

Paper & Forest Products - 2.9%
Neenah Paper, Inc.	15,800	522,822

Restaurants - 23.6%
Burger King Holdings Inc.	25,500	649,995
The Cheesecake Factory Incorporated (a)	39,600	929,412
CKE Restaurants, Inc.	17,100	277,191
Denny's Corp. (a)	370,000	1,480,000
Luby's, Inc. (a)	55,000	606,100
Nathan's Famous, Inc. (a)	19,700	325,050
		4,267,748
Road & Rail - 1.4%
Frozen Food Express Industries, Inc.	37,500	252,375

Semiconductor & Semiconductor Equipment - 5.1%
Atmel Corporation (a)	112,700	581,532
Entegris Inc. (a)	40,000	347,200
		928,732
Software - 1.5%
Packeteer, Inc. (a)	36,900	280,440

Specialty Retail - 10.0%
Foot Locker, Inc.	18,600	285,138
Office Depot, Inc. (a)	22,000	453,640
RadioShack Corporation	11,100	229,326
Ross Stores, Inc.	15,900	407,676
Stein Mart, Inc.	57,800	439,858
		1,815,638
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc. (a)	22,600	450,870

TOTAL COMMON STOCKS (Cost $17,254,853)		16,479,809

SHORT-TERM INVESTMENTS - 10.0%
Mutual Fund - 10.0%
First American Prime Obligations Fund - Class I	1,815,283	1,815,283

TOTAL SHORT-TERM INVESTMENTS (Cost $1,815,283)		1,815,283

Total Investments (Cost $19,070,136) - 101.1%		18,295,092
Liabilities in Excess of Other Assets - (1.1)%		(200,268)
TOTAL NET ASSETS - 100.0%		$18,094,824

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$19,070,136
Gross unrealized appreciation	798,477
Gross unrealized depreciation	(1,573,521)
Net unrealized appreciation	$(775,044)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date   11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date 11/27/07

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date 11/27/07